Share Based Payments (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share Based Payments [Abstract]
Schedule of Share Options Were Issued to Employees and Consultants as Share Based Payments	The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2023:
Options	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	2,500,000	29-Nov-22	31-May-24	$1.00	$57,500
Unlisted Options	2,500,000	29-Nov-22	31-May-24	$1.50	$30,000
Options granted to third parties
Unlisted Options	3,000,000	04-Aug-22	04-Aug-25	$0.61	$243,000
Unlisted Options	3,000,000	04-Aug-22	04-Aug-25	$0.69	$228,000
Unlisted Options	3,000,000	04-Aug-22	04-Aug-25	0.76	$213,000
Total options	14,000,000				$771,500

Options	Number	Grant Date	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	1,399,999	09-Jun-22	01-Jul-25	$0.26	$298,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.31	$309,400
Unlisted Options	1,400,002	09-Jun-22	01-Jul-27	$0.35	$324,800
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.26	$326,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-27	$0.31	$334,600
Unlisted Options	1,400,002	09-Jun-22	01-Jul-28	$0.35	$347,200
Options granted to employees
Unlisted Options	533,333	29-Apr-22	01-Jul-25	$0.26	$139,200
Unlisted Options	533,333	29-Apr-22	01-Jul-26	$0.31	$143,467
Unlisted Options	533,334	29-Apr-22	01-Jul-27	$0.35	$148,800
Total options	10,000,000				$2,371,867
The following share options were issued to employees and consultants as share based payments during the year ended 30 June 2022:
Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to Directors
Unlisted Options	1,399,999	09-Jun-22	01-Jul-25	$0.26	$298,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.31	$309,400
Unlisted Options	1,400,002	09-Jun-22	01-Jul-27	$0.35	$324,800
Unlisted Options	1,399,999	09-Jun-22	01-Jul-26	$0.26	$326,200
Unlisted Options	1,399,999	09-Jun-22	01-Jul-27	$0.31	$334,600
Unlisted Options	1,400,002	09-Jun-22	01-Jul-28	$0.35	$347,200
Options granted to employees
Unlisted Options	533,333	29-Apr-22	01-Jul-25	$0.26	$139,200
Unlisted Options	533,333	29-Apr-22	01-Jul-26	$0.31	$143,467
Unlisted Options	533,334	29-Apr-22	01-Jul-27	$0.35	$148,800
Total options	10,000,000				$2,371,867

Options	Number	Grant Date[2]	Expiry Date	Exercise Price	Total fair value
Options granted to third parties
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.15	$647,348
Unlisted Options	10,000,000	20-Nov-20	20-Nov-23	$0.25	$527,766
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.20	$1,352,588
Unlisted Options	10,000,000	25-Feb-21	20-Nov-23	$0.25	$1,253,140
Unlisted Options	30,164,690	2-Oct-20	30-Sep-21	$0.08	$740,665
Total options	70,164,690				$4,521,507

Schedule of Share Options Granted is Estimated as at the Grant Date Using a Black-Scholes	The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2023:
	$1.00 Options	$1.50 Options	$0.612 Options	$0.69 Options	$0.765 Options
	31-May-24	31-May-24	4-Aug-25	4-Aug-25	4-Aug-25
Number	2,500,000	2,500,000	3,000,000	3,000,000	3,000,000
Expected volatility (%)	90%	90%	90%	90%	90%
Risk-free interest rate (%)	3.18%	3.18%	2.86%	2.86%	2.86%
Expected life of option (years)	1.5	1.5	3.0	3.0	3.0
Exercise price (cents)	100	150	61.2	69.0	76.5
Grant date share price (cents)	23.5	23.5	22.5	22.5	22.5
Vesting date	29-Nov-22	29-Nov-22	4-Aug-22	4-Aug-22	4-Aug-22

	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options
	01-Jul-25	01-Jul-26	01-Jul-27	01-Jul-26	01-Jul-27	01-Jul-28	01-Jul-25	01-Jul-26	01-Jul-27
Number	1,399,999	1,399,999	1,400,002	1,399,999	1,399,999	1,400,002	533,333	533,333	533,334
Expected volatility (%)	80%	80%	80%	80%	80%	80%	80%	80%	80%
Risk-free interest rate (%)	3.12%	3.33%	3.33%	3.33%	3.33%	3.33%	2.71%	2.90%	2.90%
Expected life of option (years)	3.06	4.06	5.06	4.06	5.06	6.07	3.18	4.18	5.18
Exercise price (cents)	26	31	35	26	31	35	26	31	35
Grant date share price (cents)	35	35	35	35	35	35	41	41	41
Vesting date	30-Jun-22	30-Jun-23	30-Jun-24	30-Jun-23	30-Jun-24	30-Jun-25	01-Jul-22	01-Jul-23	01-Jul-24
The fair value of the equity-settled share options granted is estimated as at the grant date using a Black-Scholes option model taking into account the terms and conditions upon which the options were granted, as follows for the year ended 30 June 2022:
	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options	$0.26 Options	$0.31 Options	$0.35 Options
	01-Jul-25	01-Jul-26	01-Jul-27	01-Jul-26	01-Jul-27	01-Jul-28	01-Jul-25	01-Jul-26	01-Jul-27
Number	1,399,999	1,399,999	1,400,002	1,399,999	1,399,999	1,400,002	533,333	533,333	533,334
Expected volatility (%)	80%	80%	80%	80%	80%	80%	80%	80%	80%
Risk-free interest rate (%)	3.12%	3.33%	3.33%	3.33%	3.33%	3.33%	2.71%	2.90%	2.90%
Expected life of option (years)	3.06	4.06	5.06	4.06	5.06	6.07	3.18	4.18	5.18
Exercise price (cents)	26	31	35	26	31	35	26	31	35
Grant date share price (cents)	35	35	35	35	35	35	41	41	41
Vesting date	30-Jun-22	30-Jun-23	30-Jun-24	30-Jun-23	30-Jun-24	30-Jun-25	01-Jul-22	01-Jul-23	01-Jul-24
	$0.08 Options	$0.15 Options	$0.25 Options	$0.20 Options	$0.25 Options
	30-Sep-21	20-Nov-23	20-Nov-23	20-Nov-23	20-Nov-23
Number	30,164,690	10,000,000	10,000,000	10,000,000	10,000,000
Expected volatility (%)	100%	100%	100%	101%	101%
Risk-free interest rate (%)	0.17%	0.11%	0.11%	0.12%	0.12%
Expected life of option (years)	1	3	3	2.7	2.7
Exercise price (cents)	8	15	25	20	25
Grant date share price (cents)	7.7	11.5	11.5	22	22
Vesting date	2-Oct-20	20-Nov-20	20-Nov-20	25-Feb-21	25-Feb-21

Schedule of Number of Performance Shares and Performance Rights	Movement in number of Performance Shares and Performance Rights for the years ended:
Security Description	$0.$0.08 Options	Balance at start of year	Granted by the Company	Converted or Expired	Balance at end of year
30 June 2022	30-Sep-21	-	-	-	-
30 June 2021	30-Sep-21	41,553,593	-	(41,553,593)	-
(1)	30,303,593 performance rights converted into ordinary shares upon achievement of designated performance hurdles and 11,250,000 performance rights expired.